Changes in the asset retirement obligation as follows (Details) (Asset Retirement obligation, USD $)	Asset Retirement obligation USD ($)
Balance of asset retirement obligation at Dec. 31, 2011	$ 274,788
Liabilities incurred	200,593
Accretion expense	20,906
Balance of asset retirement obligation at Dec. 31, 2012	496,286
Liabilities incurred	481,296
Revision of estimate	211,691
Liabilities settled	(60,544)
Accretion expense	53,681
Balance of asset retirement obligation at Dec. 31, 2013	1,182,410
Liabilities acquired	294,772
Liabilities incurred	737,969
Accretion expense	61,694
Balance of asset retirement obligation at Jun. 30, 2014	$ 2,276,845